STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Jul. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock	7,670,823	5,926,654
Stock-based compensation expense	$ 852,775	$ 725,799
Number of options granted during period	4,191,182
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation	$ 302,494
Unrecognized stock-based compensation, period for recognition	1 year 6 months
Unrecognized stock-based compensation expense of certain awards that vest upon performance-based criteria	$ 385,275
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted during period	4,191,182	3,444,000
Management [Member] | Employee Stock Option [Member] | Employee And Director [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of options granted (in dollars per share)	$ 0.16
Management [Member] | Employee Stock Option [Member] | Employee And Director [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of options granted (in dollars per share)	$ 0.31
Dr. Arthur H. Tinkelenberg [Member] | Separation Letter Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,580
Mr. John J. Rydzewski [Member] | Separation Letter Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested	703,326
Stock-based compensation expense	$ 83,361
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under the plan				8,100,000
Options to purchase shares of common stock				1,045,419
2014 Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	1,264,018
2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted an aggregate options to purchase shares			850,000
Stock Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock				948,567
Outside 2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted an aggregate options to purchase shares			1,750,000